Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of goodwill follows:

	2012	2011
Electrical Products	$5,874	$1,870
Electrical Systems and Services	5,531	1,154
Hydraulics	1,404	1,116
Aerospace	1,045	1,040
Vehicle	357	357
Total goodwill	$14,211	$5,537

The increase in goodwill in 2012 was primarily due to the acquisition of Cooper, which totaled $8,305. Excluding the impact of the acquisition of Cooper, the increase in goodwill in 2012 was primarily due to other business acquisitions and currency translation. For additional information regarding Cooper and other business acquisitions, see Note 2.
A summary of other intangible assets follows:

	2012		2011
	Historical cost	Accumulated amortization	Historical cost	Accumulated amortization
Intangible assets not subject to amortization (primarily trademarks)	$1,784		$451

Intangible assets subject to amortization
Customer relationships	$3,818	$428	$1,173	$322
Patents and technology	1,626	325	849	308
Other	1,149	156	481	132
Total other intangible assets	$6,593	$909	$2,503	$762

Amortization expense related to intangible assets subject to amortization in 2012, and estimated amortization expense for each of the next five years, follows:

2012	$186
2013	432
2014	425
2015	420
2016	408
2017	397

Other Intangible Assets Related to the Acquisition of Cooper
The estimated fair values of other intangible assets acquired in the Cooper transaction included in the table above were determined using an income valuation approach, which requires a forecast of expected future cash flows either through the use of the relief-from-royalty method or the multi-period excess earnings method. The estimated fair value of these identifiable intangible assets, their estimated useful lives and valuation methodology are as follows:

	Fair value	Useful life	Valuation method
Trade names (indefinite-lived)	$1,330	N/A	Relief-from-royalty
Trade names	638	3-20	Relief-from-royalty
Customer relationships	2,490	13-18	Multi-period excess earnings
Technology	767	4-20	Relief-from-royalty; Multi-period excess earnings
Contract-based	25	9.5	Relief-from-royalty
	$5,250